Document Information Document - $ / shares	Apr. 30, 2020	Apr. 10, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	Stage Stores, Inc.
Entity File Number	1-14035
Entity Incorporation, State or Country Code		NV
Entity Tax Identification Number		91-1826900
Entity Address, Address Line One		2425 West Loop South
Entity Address, City or Town		Houston,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77027
City Area Code	(800)
Local Phone Number	579-2302
Written Communications	false	false
Soliciting Material	false	false
Pre-commencement Tender Offer	false	false
Pre-commencement Issuer Tender Offer	false	false
Title of 12(b) Security		Common Stock ($0.01 par value)
Trading Symbol		SSI
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0000006885
Amendment Flag	false
Entity Listing, Par Value Per Share	$ 0.01